CONSOLIDATED STATEMENT OF CASH FLOWS - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
OPERATING ACTIVITIES
Net loss for the year	$ (113,137)	$ (78,080)
Adjustments for items not affecting cash:
Depreciation and amortization	475	424
Share-based compensation	42,869	13,886
Lease interest accretion	7	8
Other loss	28	0
Computer equipment write-down	0	18
Unrealized foreign currency translation gain	(21,749)	(137)
Cash flows used in operating activities before net changes in non-cash working capital items	(91,507)	(63,881)
Net changes in non-cash working capital items:
Accounts receivable	(1,409)	(1,089)
Prepaid expenses	(19,265)	(986)
Other current assets	(732)	(408)
Accounts payable and accrued liabilities	11,613	(2,544)
Net cash flows used in operating activities	(101,300)	(68,908)
INVESTING ACTIVITIES
Cash acquired on acquisition	0	7,632
Purchase of equipment and intangible assets	(1,966)	(710)
Net cash flows provided by (used in) investing activities	(1,966)	6,922
FINANCING ACTIVITIES
Proceeds on issuance of common shares, net	20,487	254,600
Proceeds on exercise of warrants	0	56
Lease payments	(290)	(149)
Net cash flows provided by financing activities	20,197	254,507
Effects of exchange rate changes on cash	9,099	(162)
Net increase (decrease) in cash	(73,970)	192,359
Cash, beginning of year	208,992	16,633
Cash, end of year	$ 135,022	$ 208,992